Note payable, related party	12 Months Ended
Dec. 31, 2021
Note payable, related party
Note payable, related party

Note 10 – Note Payable, Related Party

On January 16, 2020, EVgo Services entered into the Secured Demand Grid Promissory Note (“Demand Note”) with EVgo Holdings whereby EVgo Services funded the operations of EVgo Holdco with loans upon request at an interest rate of the Federal Reserve discount rate plus 7.0% (compounded annually) with a maturity date of January 16, 2027. The

Demand Note was secured by the assets of EVgo Holdco and did not have a stated credit limit. Interest expense incurred was $1.9 million and $1.4 million during the year ended December 31, 2021 and the period from January 16, 2020 through December 31, 2020, respectively. On July 1, 2021, the outstanding balance of the Demand Note (including accrued interest of $1.9 million) of $59.6 million was converted to equity of EVgo Services, which was contributed by EVgo Holdings to EVgo Holdco immediately thereafter in connection with the CRIS Business Combination (see Note 3).